Other Expense - Summary of Other Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Expenses by nature [abstract]
Stand-by fees	$ 974	$ 715	$ 1,891	$ 1,356
Agency fees			50	50
Amortization of credit facility origination fees - undrawn facilities	245	179	476	340
Letter of guarantee	490	457	807	754
Share of losses of associate			201
Other		7	5	7
Total other expense	$ 1,709	$ 1,358	$ 3,430	$ 2,507